Stock-based Compensation (Employee Common Share Purchase Plan and Dividend Reinvestment Plan) (Details) - CAD ($)		12 Months Ended
	Aug. 15, 2019	Dec. 31, 2019	Dec. 31, 2018
Employee Common Share Purchase Plan
Employee Stock Ownership Plan (ESOP) Disclosures [Line Items]
Employee Common Share Purchase Plan, Description		Eligible employees may participate in Emera’s Employee Common Share Purchase Plan. As of December 31, 2019, the plan allows employees to make cash contributions of a minimum of $25 to a maximum of $8,000 per year for the purpose of purchasing common shares of Emera. The Company also contributes to the plan a percentage of the employees’ contributions. If an employee contributes any amount up to $3,000 to the employee’s plan account, the Company will contribute 20 per cent of that amount. When an employee contributes any amount over $3,000, up to the $8,000 maximum, the Company will contribute 10 per cent of that amount. The plan allows the reinvestment of dividends.
Defined Contribution Plan, Minimum Annual Contributions Per Employee, Amount		$ 25
Defined Contribution Plan, Maximum Annual Contributions Per Employee, Amount		$ 8,000
Maximum aggregate number of common shares reserved for issuance		4,000,000
Compensation cost for shares issued		$ 1,000,000	$ 1,000,000
Employee Common Share Purchase Plan | Scenario Plan
Employee Stock Ownership Plan (ESOP) Disclosures [Line Items]
Defined Contribution Plan, Maximum Annual Contributions Per Employee, Amount		20,000
Employee Common Share Purchase Plan | Minimum
Employee Stock Ownership Plan (ESOP) Disclosures [Line Items]
Defined Contribution Plan, Maximum Annual Contributions Per Employee, Amount		$ 3,000
Defined Contribution Plan, Employer Matching Contribution, Percent of Match		10.00%
Employee Common Share Purchase Plan | Maximum
Employee Stock Ownership Plan (ESOP) Disclosures [Line Items]
Defined Contribution Plan, Maximum Annual Contributions Per Employee, Amount		$ 8,000
Defined Contribution Plan, Employer Matching Contribution, Percent of Match		20.00%
Dividend Reinvestment Plan
Employee Stock Ownership Plan (ESOP) Disclosures [Line Items]
Employee Common Share Purchase Plan, Description		The Company also has a Common Shareholders Dividend Reinvestment and Share Purchase Plan (“Dividend Reinvestment Plan”) or (“DRIP”), which provides an opportunity for shareholders to reinvest dividends and purchase common shares. This plan provides for a discount of up to 5 per cent from the average market price of Emera’s common shares for common shares purchased in connection with the reinvestment of cash dividends. In 2019, the discount was changed from 5 per cent to 2 per cent effective with the dividend payment of August 15, 2019.
Discount from Market Price, Purchase Date	2.00%
Dividend Reinvestment Plan | Maximum
Employee Stock Ownership Plan (ESOP) Disclosures [Line Items]
Discount from Market Price, Purchase Date		5.00%